Acquisition (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Business Acquisition [Line Items]
Shares to be issues to the previous owners of Banker's Dashboard at future date (in shares)	193,498
Banker's Dashboard, LLC [Member]
Business Acquisition [Line Items]
Acquisition of the assets of Banker's Dashboard, LLC,	$ 39.7
Cash paid	35.0
Amount of shares of common stock plus related dividend equivalent payments issued	4.7
Shares to be issues to the previous owners of Banker's Dashboard at future date (in shares)	193,498
Tax deductible goodwill	26.3
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	9.3
Useful life (in years)	9
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 2.2
Useful life (in years)	8